iShares®

iShares Trust

Supplement dated August 1, 2008

to the Prospectus dated July 1, 2008

for the iShares S&P California Municipal Bond Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Effective August 1, 2008, the following information replaces the second paragraph under the heading “Principal Investment Strategies” on page 1:

The Underlying Index is a subset of the S&P National Municipal Bond Index and is comprised of municipal bonds issued in the State of California. The Underlying Index includes municipal bonds from issuers in the State of California that are California state or local governments or agencies whose interest payments are exempt from U.S. federal and California state income taxes and the federal alternative minimum tax (“AMT”) as determined by the Index Provider in accordance with its methodology. Each bond must have a rating of at least BBB- by Standard & Poor’s, Baa3 by Moody’s® Investors Service, Inc., or BBB- by Fitch Inc. Each bond must be denominated in U.S. dollars. Each bond in the index must be a constituent of an offering where the offering’s original offering amount was at least US$ 100 million. The bond must have a minimum par amount of US$ 25 million to be eligible for inclusion. To remain in the Index, bonds must maintain a minimum par amount greater than or equal to US$ 25 million as of the next rebalancing date. In addition, each bond must have a minimum term to maturity and/or pre-refunded or call date greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market value weighted index, and the securities in the Underlying Index are updated after the close on the last business day of each month.

Also effective August 1, 2008, the Standard Creation/Redemption Transaction Fee for the Fund is $250.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-089-08008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated August 1, 2008

to the Prospectus dated July 1, 2008

for the iShares Lehman Short Treasury Bond Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Effective August 1, 2008, the Standard Creation/Redemption Transaction Fee for the Fund is $250.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-154-08008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated August 1, 2008

to the Prospectus dated July 1, 2008

for the iShares S&P National Municipal Bond Fund (the “Prospectus”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Effective August 1, 2008, the following information replaces the second paragraph under the heading “Principal Investment Strategies” on page 1:

The Underlying Index includes municipal bonds from issuers that are primarily state or local governments or agencies (including the Commonwealth of Puerto Rico and U.S. territories such as the U.S. Virgin Islands and Guam) such that the interest on the bond is exempt from U.S. federal income taxes and the federal alternative minimum tax (“AMT”) as determined by the Index Provider in accordance with its methodology. Each bond must have a rating of at least BBB- by Standard & Poor’s, Baa3 by Moody’s Investors Service, Inc., or BBB- by Fitch Inc. Each bond must be denominated in U.S. dollars. Each bond in the index must be a constituent of an offering where the offering’s original offering amount was at least US$ 100 million. The bond must have a minimum par amount of US$ 25 million to be eligible for inclusion. To remain in the Index, bonds must maintain a minimum par amount greater than or equal to US$ 25 million as of the next rebalancing date. In addition, each bond must have a minimum term to maturity and/or pre-refunded or call date greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market value weighted index, and the securities in the Underlying Index are updated after the close on the last business day of each month.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-085-08008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated August 1, 2008

to the Prospectus dated July 1, 2008

for the iShares S&P New York Municipal Bond Fund (the “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Prospectus.

Effective August 1, 2008, the following information replaces the second paragraph under the heading “Principal Investment Strategies” on page 1:

The Underlying Index is a subset of the S&P National Municipal Bond Index and is comprised of municipal bonds issued in the State of New York. The Underlying Index includes municipal bonds from issuers in the State of New York that are New York state or local governments or agencies whose interest payments are exempt from U.S. federal and New York state income taxes and the federal alternative minimum tax (“AMT”) as determined by the Index Provider in accordance with its methodology. Each bond must have a rating of at least BBB- by Standard & Poor’s, Baa3 by Moody’s® Investors Service, Inc., or BBB- by Fitch Inc. Each bond must be denominated in U.S. dollars. Each bond in the index must be a constituent of an offering where the offering’s original offering amount was at least US$ 100 million. The bond must have a minimum par amount of US$ 25 million to be eligible for inclusion. To remain in the Index, bonds must maintain a minimum par amount greater than or equal to US$ 25 million as of the next rebalancing date. In addition, each bond must have a minimum term to maturity and/or pre-refunded or call date greater than or equal to one calendar month to be included in the Underlying Index. The Underlying Index is a market value weighted index, and the securities in the Underlying Index are updated after the close on the last business day of each month.

Also effective August 1, 2008, the Standard Creation/Redemption Transaction Fee for the Fund is $250.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-087-08008

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

iShares®

iShares Trust

Supplement dated August 1, 2008

to the Statement of Additional Information (“SAI”) dated July 1, 2008 for the iShares Bond Funds

The information in this Supplement updates information in, and should be read in conjunction with, the SAI.

Effective August 1, 2008, the following information replaces the similar information under the heading “S&P Indexes”.

S&P CALIFORNIA MUNICIPAL BOND INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 1,313

INDEX DESCRIPTION.    The S&P California Municipal Bond Index is a broad, comprehensive, market value weighted index designed to measure the performance of the investment-grade California sector of the U.S. municipal bond market. As of July 31, 2008, the Index consisted of 1,313 bonds, with a total market value of US $94 billion. The Underlying Index is a subset of the S&P National Municipal Bond Index and represented approximately 20% of the weight of the S&P National Municipal Bond Index as of July 31, 2008.

INDEX METHODOLOGY.    To be included in the Underlying Index bonds must meet all of the following criteria: (i) the bond issuer is from a California state or local government or agency whose interest payments are exempt from U.S. federal and California State income taxes and the federal AMT as determined by the Index Provider in accordance with its methodology; (iii) the bond must be denominated in U.S. dollars; (iii) the bond must have a rating of at least BBB- by S& P, Baa3 by Moody’s, or BBB- by Fitch. A bond must be rated by only one of the three rating agencies in order to qualify for the index. For the avoidance of doubt, the lowest rating will be used in determining if a bond is investment grade; (iv) each bond in the index must be a constituent of an offering where the original offering amount was at least US$ 100 million. The bond must have a minimum par amount of US$ 25 million to be eligible for inclusion. To remain in the Index, bonds must maintain a minimum par amount greater than or equal to US$ 25 million as of the next rebalancing date and must maintain a minimum Par Amount greater than or equal to $25 million as of seven days prior to last Business Day of each month (“Rebalancing Reference Date”), (v) as of the last Business Day of each month (“Rebalancing Date”), the bond must have a minimum term to maturity and/or pre-refunded or call date greater than or equal to one calendar month. “Business Day” is defined as any day that U.S. municipal bonds are traded, as determined by the Securities Industry and Financial Markets Association (SIFMA) and/or the New York Stock Exchange (“NYSE”). Bonds that are completely called or tendered during the course of the month and bonds that are scheduled to be completely called or redeemed, during the course of the month following the Rebalancing Date, will be removed on the Rebalancing Date. At each monthly rebalancing, no index constituent can represent more than 30% of the weight of the index, and the five highest weighted index constituents do not account for more than 65% of the weight of the index in aggregate. The following types of bonds are specifically excluded from the Index: commercial paper, derivative securities (inverse floaters, forwards, and swaps), housing bonds, non-rated bonds, notes, taxable municipals, tobacco bonds, and variable-rate debt and certain conduit financed municipal securities.

COMPONENT SELECTION CRITERIA.    Eligible bonds are approved by the Standard & Poor’s Index Committee who oversees the management of the Underlying Index and are added to the Underlying Index on the next Rebalancing Date, subject to the schedule of the monthly rebalancing procedures.

INDEX MAINTENANCE.    The Underlying Index is a market value weighted index. Standard & Poor’s pricing division, Securities Evaluations, reports the price of each bond in the Underlying Index each day. The prices used in the Underlying Index calculation will add the accrued interest for each bond to the price reported by Standard & Poor’s. The total return is calculated by aggregating the interest return, reflecting the return due to paid and accrued interest, and price return, reflecting the capital gains or losses due to changes in Standard & Poor’s end-of-day price and principal repayments. The Underlying Index is generally reviewed and rebalanced on a monthly basis. The Standard & Poor’s Index Committee, nevertheless, reserves the right to make adjustments to the Underlying Index at any time that it believes appropriate. Additions, deletions and other changes to the Underlying Index arising from the monthly rebalancing are published four Business Days prior to the last business day of the month (the “Announcement Date”). Publicly available information, up to and including the close on the seventh Business Day preceding the Rebalancing Date, is considered in the rebalancing. Underlying Index changes published in the announcement will not normally be subject to revision and will become effective after the close. However, credit rating changes that occur on a Business Day prior to the Rebalancing Date will be reflected in the rebalancing, where such changes would cause any one of the following: (i) deletion of an index bond because it no longer meets the eligibility criteria; (ii) removal of a bond from the additions list because it is no longer an eligible bond; (iii) removal of an index bond from the deletions list because it is once again eligible. Users will be notified of any ratings-driven changes to the rebalancing.

S&P NATIONAL MUNICIPAL BOND INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 7,582

INDEX DESCRIPTION.    The S&P National Municipal Bond Index is a broad, comprehensive, market value weighted index designed to measure the performance of the investment-grade U.S. municipal bond market. As of July 31, 2008, the Underlying Index consisted of 7,582 bonds, with a total market value of US $473 billion.

INDEX METHODOLOGY.    In order for a bond to be classified as eligible for inclusion in the S&P National Municipal Bond Index, a bond must meet all of the following criteria: (i) the bond issuer is a state (including the Commonwealth of Puerto Rico and US territories such as the U.S. Virgin Islands and Guam) or local government or agency such that interest on the bond is exempt from U.S. federal income taxes and the federal AMT as determined by the Index Provider in accordance with its methodology; (ii) the bond must be denominated in US dollars; (iii) the bond must have a rating of at least BBB- by Standard & Poor’s, Baa3 by Moody’s, or BBB- by Fitch. A bond must be rated by only one of the three rating agencies in order to qualify for the index. For the avoidance of doubt, the lowest rating will be used in determining if a bond is investment grade; (iv) each bond in the index must be a constituent of an offering where the original offering amount was at least US$ 100 million. The bond must have a minimum par amount of US$ 25 million to be eligible for inclusion. To remain in the Index, bonds must maintain a minimum par amount greater than or equal to US$ 25 million as of the next rebalancing dateand must maintain a minimum Par Amount greater than or equal to $25 million as of seven days prior to last Business Day of each month (“Rebalancing Reference Date”), (v) as of the last Business Day of each month (“Rebalancing Date”), the bond must have a minimum term to maturity and/or pre-refunded or call date greater than or equal to one calendar month. “Business Day” is defined as any day that U.S. municipal bonds are traded, as determined by the SIFMA and/or the NYSE. Bonds that are completely called or tendered during the course of the month and bonds that are scheduled to be completely called or redeemed, during the course of the month following the Rebalancing Date, will be removed on the Rebalancing Date. At each monthly rebalancing, no index constituent can represent more than 30% of the weight of the index, and the five highest weighted index constituents do not account for more than 65% of the weight of the index in aggregate. The following types of bonds are specifically excluded from the Index: commercial paper, derivative securities (inverse floaters, forwards, and swaps), housing bonds, non-rated bonds, notes, taxable municipals, tobacco bonds, and variable rate debt and certain conduit financed municipal securities.

COMPONENT SELECTION CRITERIA.    Eligible bonds are approved by the S&P Index Committee who oversees the management of the index and are added to the Underlying Index on the next Rebalancing Date, subject to the schedule of the monthly rebalancing procedures.

INDEX MAINTENANCE.    The Underlying Index is a market value weighted index. Standard & Poor’s pricing division, Securities Evaluations, reports the price of each bond in the index each day. The prices used in the index calculation will add the accrued interest for each bond to the price reported by Standard & Poor’s. The total return is calculated by aggregating the interest return, reflecting the return due to paid and accrued interest, and price return, reflecting the capital gains or losses due to changes in Standard & Poor’s end-of-day price and principal repayments. The Underlying Index is generally reviewed and rebalanced on a monthly basis. The S&P Index Committee, nevertheless, reserves the right to make adjustments to the Underlying Index at any time that it believes appropriate. Additions, deletions and other changes to the Underlying Index arising from the monthly rebalancing are published four Business Days prior to the last business day of the month (the “Announcement Date”). Publicly available information, up to and including the close on the 7th Business Day preceding the Rebalancing Date, is considered in the rebalancing. Underlying Index changes published in the announcement will not normally be subject to revision and will become effective after the close. However, credit rating changes that occur on a Business Day prior to the Rebalancing Date will be reflected in the rebalancing, where such changes would cause any one of the following: (i) deletion of an index bond because it no longer meets the eligibility criteria; (ii) removal of a bond from the additions list because it is no longer an eligible bond; (iii) removal of an index bond from the deletions list because it is once again eligible. Users will be notified of any ratings-driven changes to the rebalancing.

S&P NEW YORK MUNICIPAL BOND INDEX

NUMBER OF COMPONENTS: APPROXIMATELY 1,269

INDEX DESCRIPTION.    The S&P New York Municipal Bond Index is a broad, comprehensive, market value weighted index designed to measure the performance of the investment-grade New York sector of the U.S. municipal bond market. As of July 31, 2008, the Underlying Index consisted of 1,269 bonds, with a total market value of US $87 billion. The Underlying Index is a subset of the S&P National Municipal Bond Index and represented approximately 18% of the weight of the S&P National Municipal Bond Index as of May 31, 2008.

INDEX METHODOLOGY.    To be included in the Underlying Index bonds must meet all of the following criteria: (i) the bond issuer is from a of New York State or local government or agency whose interest payments are exempt from U.S. federal and New York state income taxes and the federal AMT as determined by the Index Provider in accordance with its methodology; (ii) the bond must be denominated in US dollars; (iii) the bond must have a rating of at least BBB- by S & P, Baa3 by Moody’s, or BBB- by Fitch. A bond must be rated by only one of the three rating agencies in order to qualify for the index. For the avoidance of doubt, the lowest rating will be used in determining if a bond is investment grade; (iv) each bond in the index must be a constituent of an offering where the original offering amount was at least US$ 100 million. The bond must have a minimum par amount of US$ 25 million to be eligible for inclusion. To remain in the Index, bonds must maintain a minimum par amount greater than or equal to US$ 25 million as of the next rebalancing date and must maintain a minimum Par Amount greater than or equal to $25 million as of seven days prior to last Business Day of each month (“Rebalancing Reference Date”), (v) as of the last Business Day of each month (“Rebalancing Date”), the bond must have a minimum term to maturity and/or pre-refunded or call date greater than or equal to one calendar month. “Business Day” is defined as any day that U.S. municipal bonds are traded, as determined by the SIFMA and/or the NYSE. Bonds that are completely called or tendered during the course of the month and bonds that are scheduled to be completely called or redeemed, during the course of the month following the Rebalancing Date, will be removed on the Rebalancing Date. At each monthly rebalancing, no index constituent can represent more than 30% of the weight of the index, and the five highest weighted index constituents do not account for more than 65% of the weight of the index in aggregate. The following types of bonds are specifically excluded from the Underlying Index: commercial paper, derivative securities (inverse floaters, forwards, and swaps), housing bonds, non-rated bonds, notes, taxable municipals, tobacco bonds, and variable rate debt and certain conduit financed municipal securities.

COMPONENT SELECTION CRITERIA.    Eligible bonds are approved by the Standard & Poor’s Index Committee who oversees the management of the Underlying Index and are added to the Underlying Index on the next Rebalancing Date, subject to the schedule of the monthly rebalancing procedures.

INDEX MAINTENANCE.    The Underlying Index is a market value weighted index. Standard & Poor’s pricing division, Securities Evaluations, reports the price of each bond in the index each day. The prices used in the index calculation will add the accrued interest for each bond to the price reported by Standard & Poor’s. The total return is calculated by aggregating the interest return, reflecting the return due to paid and accrued interest, and price return, reflecting the capital gains or losses due to changes in Standard & Poor’s end-of-day price and principal repayments. The Underlying Index is generally reviewed and rebalanced on a monthly basis. The Standard & Poor’s Index Committee, nevertheless, reserves the right to make adjustments to the Underlying Index at any time that it believes appropriate. Additions, deletions and other changes to the Underlying Index arising from the monthly rebalancing are published four Business Days prior to the last business day of the month (the “Announcement Date”). Publicly available information, up to and including the close on the seventh Business Day preceding the Rebalancing Date, is considered in the rebalancing. Underlying Index changes published in the announcement will not normally be subject to revision and will become effective after the close. However, credit rating changes that occur on a Business Day prior to the Rebalancing Date will be reflected in the rebalancing, where such changes would cause any one of the following: (i) deletion of an index bond because it no longer meets the eligibility criteria; (ii) removal of a bond from the additions list because it is no longer an eligible bond; (iii) removal of an index bond from the deletions list because it is once again eligible. Users will be notified of any ratings-driven changes to the rebalancing.

CHANGES IN CIRCUMSTANCES AFFECTING INDEX USE.    If, in the future, a Fund’s Underlying Index is discontinued by its Index Provider or the Trustees determine that it would not be beneficial to shareholders for the Fund to continue operations using its Underlying Index, the Trustees may change the Underlying Index as described in the INVESTMENT LIMITATIONS section of this SAI or cause a Fund to effect a merger or reorganization with another Fund. To the extent permitted by law, such change or merger or reorganization may be effected without a vote of shareholders.

Also effective August 1, 2008, the Standard Creation Transaction Fee and the Standard Redemption Transaction Fee for each of the iShares Lehman Short Treasury Bond Fund, iShares S&P California Municipal Bond Fund and iShares S&P New York Municipal Bond Fund is $250.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.	BGI-A-082-08008

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE